Share-based Compensation - Additional Information (Details)			3 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2026 shares	May 20, 2026 shares	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense | $			$ 3,501,000	$ 2,869,000	$ 3,453,000	$ 3,592,000	$ 6,400,000	$ 7,000,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares							1,409,218
Number of warrants, granted | shares							1,409,218
Number of share options vested | shares	54,936						687,258
Grant date fair value, Granted | $			$ 10,050.00				$ 10,050.00
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares							316,598
Number of employees stock option ,Expired | shares							(17,811)
Employee Stock Options | May 2026
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $										$ 5,680
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $									$ 124,800
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $													$ 29,800
Employee Stock Options | May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $												$ 19,600
Employee Stock Options | May 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $											$ 13,400
Employee Stock Options | July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $												21,800
Employee Stock Options | November 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $												$ 8,600
Employee Stock Options | November 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $											$ 9,200
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $													$ 17,200
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $									$ 73,400
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term							first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares							350,453
Number of share options vested | shares							235,450
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term							Stock options granted prior to 2026 expire five years after vesting in relation to each installment, corresponding to a total term of six, seven and eight years for the respective installment. Stock options granted during 2026 will expire seven years after the date of grant.
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares		143,861,475
Number of warrants, granted | shares									143,861,475
2021 Plan | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares							316,598
Number of share options vested | shares							144,236
2021 Plan | Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested | shares							84,771